Significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Restrictions on Cash and Cash Equivalents	The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the unaudited interim condensed consolidated balance sheets that sum to the total of the same amounts shown on the unaudited interim condensed consolidated statements of cash flows:

	June 30,	December 31,
(millions of U.S. dollars)	2026	2025
Cash and cash equivalents	$55.0	$32.7
Restricted cash (included in other assets on the unaudited interim condensed consolidated balance sheets)	52.5	45.5
Total cash, cash equivalents and restricted cash	$107.5	$78.2